Investment Securities - Schedule of Investment Securities Available for Sale and Aggregated by Investment Category and Length of Time Individual Securities in Continuous Unrealized Loss Position (Detail) - USD ($)
$ in Thousands
	Sep. 30, 2018	Dec. 31, 2017
Schedule Of Available For Sale Securities [Line Items]
Investment Securities, Available for sale, Fair Value, Less than 12 Months	$ 3,672	$ 37,241
Investment Securities, Available for sale, Unrealized Loss, Less than 12 Months	144	634
Investment Securities, Available for sale, Fair Value, 12 Months or More	29,777
Investment Securities, Available for sale, Unrealized Loss, 12 Months or More	1,296
Investment Securities, Available for sale, Fair Value	33,449	37,241
Investment Securities, Available for sale, Unrealized Loss	1,440	634
U.S. Government Agencies
Schedule Of Available For Sale Securities [Line Items]
Investment Securities, Available for sale, Fair Value, Less than 12 Months		1,949
Investment Securities, Available for sale, Unrealized Loss, Less than 12 Months		61
Investment Securities, Available for sale, Fair Value, 12 Months or More	1,906
Investment Securities, Available for sale, Unrealized Loss, 12 Months or More	108
Investment Securities, Available for sale, Fair Value	1,906	1,949
Investment Securities, Available for sale, Unrealized Loss	108	61
Residential Mortgage-backed Securities
Schedule Of Available For Sale Securities [Line Items]
Investment Securities, Available for sale, Fair Value, Less than 12 Months	1,121	29,627
Investment Securities, Available for sale, Unrealized Loss, Less than 12 Months	63	527
Investment Securities, Available for sale, Fair Value, 12 Months or More	24,927
Investment Securities, Available for sale, Unrealized Loss, 12 Months or More	1,086
Investment Securities, Available for sale, Fair Value	26,048	29,627
Investment Securities, Available for sale, Unrealized Loss	1,149	527
Corporate Bonds and Other Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Investment Securities, Available for sale, Fair Value, Less than 12 Months	2,551	5,665
Investment Securities, Available for sale, Unrealized Loss, Less than 12 Months	81	46
Investment Securities, Available for sale, Fair Value, 12 Months or More	2,944
Investment Securities, Available for sale, Unrealized Loss, 12 Months or More	102
Investment Securities, Available for sale, Fair Value	5,495	5,665
Investment Securities, Available for sale, Unrealized Loss	$ 183	$ 46